ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2022 ¥ / £ SFr / £ $ / £ € / £	Dec. 31, 2021 ¥ / £ SFr / £ € / £ $ / £	Dec. 31, 2020 ¥ / £ SFr / £ € / £ $ / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.24	1.38	1.29
Year end rates | $ / £	1.20	1.35	1.36
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.17	1.16	1.13
Year end rates | € / £	1.13	1.19	1.11
Swiss franc
Disclosure of Accounting Policies [Line Items]
Average rates | SFr / £	1.18	1.25	1.21
Year end rates | SFr / £	1.11	1.23	1.20
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	8.31	8.86	8.91
Year end rates | ¥ / £	8.31	8.56	8.93